Note 3 - Property and Equipment (Details) - Summary of Property and Equipment (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 446,382	$ 446,382	$ 446,382
Less accumulated depreciation	(218,326)	(176,193)	(89,726)
	228,056	270,189	356,656
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	353,235	353,235	353,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	44,000	44,000	44,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 49,147	$ 49,147	$ 49,147